Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 182,282	$ 166,925	$ 155,466
Other comprehensive income
Foreign currency translation adjustments	16,417	34,309	25,179
Comprehensive income	198,699	201,234	180,645
Less: Comprehensive income attributable to non-controlling interests	(2,073)	(296)
Comprehensive income attributable to the Company	$ 196,626	$ 200,938	$ 180,645